Significant Accounting Policies and Judgments (Policies)	12 Months Ended
Jun. 30, 2019
Accounting policies, accounting estimates and errors [Abstract]
Basis of Presentation and Measurement
Basis of Presentation and Measurement

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”). Unless otherwise noted, all amounts are presented in Canadian dollars and thousands of Canadian dollars, except share and per share data.

For comparative purposes, the Company has reclassified certain immaterial items on the comparative consolidated statement of financial position and the consolidated statement of comprehensive (loss) income to conform with current period’s presentation.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on September 10, 2019.

Basis of Consolidation
Basis of Consolidation

The consolidated financial statements include the financial results of the Company and its subsidiaries. Subsidiaries include entities which are wholly-owned as well as entities over which Aurora has the authority or ability to exert power over the investee’s financial and/or operating decisions (i.e. control), which in turn may affect the Company’s exposure or rights to the variable returns from the investee. The consolidated financial statements include the operating results of acquired or disposed entities from the date control is obtained or the date control is lost, respectively. All intercompany balances and transactions are eliminated upon consolidation.

Foreign Currency Translation
Foreign Currency Translation

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of comprehensive (loss) income.

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive (loss) income and accumulated in equity.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value. Cash and cash equivalents, cash deposits in financial institutions and other deposits that are highly liquid and readily convertible into cash.

Government Grants
Government Grants

The Company is entitled to certain Canadian federal and provincial tax incentives for qualified expenditures. These investment tax credits (“ITCs”) are recorded as a reduction to the related expenditures in the fiscal period when there is reasonable assurance that such credits will be realized.

Investment tax credits, whether or not recognized in the financial statements, may be carried forward to reduce future Canadian federal and provincial income taxes payable. The Company applies judgment when determining whether the reasonable assurance threshold has been met to recognize ITCs in the financial statements. The Company must interpret eligibility requirements in accordance with Canadian income tax laws and must assess whether future taxable income will be available against which the ITCs can be utilized. Any changes in these interpretations and assessments could have an impact on the amount and timing of ITCs recognized in the financial statements.

Provisions
Provisions

The Company recognizes provisions if there is a present obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

Adoption of New Accounting Pronouncements
Adoption of New Accounting Pronouncements

(i)	IFRS 15 Revenue from Contracts with Customers

The IASB replaced IAS 18 Revenue in its entirety with IFRS 15 Revenue from Contracts with Customers. The standard uses a five-step model for revenue recognition that applies to contracts with customers and two approaches to recognizing revenue, at a point in time or over time, the assessment of which requires judgment. The Company adopted IFRS 15 using the modified retrospective approach, where the cumulative impact of adoption was required to be recognized in retained earnings as of July 1, 2018 and comparatives were not required to be restated. The adoption of this new standard had no impact on the amounts recognized in the Company’s consolidated financial statements.

(ii)    IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaced IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. The Company adopted IFRS 9 using the retrospective approach where the cumulative impact of adoption was recognized in retained earnings as at July 1, 2018 and comparatives were not restated.

The adoption of IFRS 9 did not have an impact on the Company’s classification and measurement of financial assets and liabilities except for equity instruments which are classified as marketable securities on the consolidated statement of financial position. The Company designates its marketable securities as financial assets at FVTOCI, where they are initially recorded at fair value. This designation is made on an instrument-by-instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive income only and are not transferred into profit or loss upon disposition.

Classification of Financial Instruments

IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or at fair value. The classification and measurement of financial assets is based on the Company’s business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest (“SPPI”). Financial assets are initially measured at fair value and are subsequently measured at either (i) amortized cost; (ii) fair value through other comprehensive income (“FVTOCI”), or (iii) at fair value through profit or loss (“FVTPL”).

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Financial assets that are held for the purpose of collecting contractual cash flows that are SPPI are classified as amortized cost. Amortized cost financial assets are initially recognized at their fair value and are subsequently measured at amortized cost using the effective interest rate method. Transaction costs of financial instruments classified as amortized cost are capitalized and amortized into profit or loss on the same basis as the financial instrument.

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Financial assets that are held for both the purpose of collecting contractual cash flows and selling financial assets that have contractual cash flows that are SPPI are classified as FVTOCI. FVTOCI financial instruments are recognized at fair value at initial recognition and at each reporting date, with gains and losses accumulating in other comprehensive (loss) income until the asset is derecognized, at which point the cumulative gains or losses are reclassified to profit or loss. IFRS 9 provides an election to designate equity instruments at FVTOCI that would otherwise be classified as FVTPL. Equity instruments designated at FVTOCI must be made on an instrument-by-instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive income only and are not transferred into profit or loss upon disposition.

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Financial assets that are not measured at amortized cost or at FVTOCI are measured at FVTPL. FVTPL financial assets are recognized at fair value at initial recognition and at each reporting date, with gains and losses recognized in profit or loss on the statement of comprehensive (loss) income. Transaction costs of financial assets classified as FVTPL are recognized in profit or loss as they are incurred.

Consistent with IAS 39, financial liabilities under IFRS 9 are generally classified and measured at fair value at initial recognition and subsequently measured at amortized cost, except for financial liabilities, such as derivatives, that are always measured at FVTPL.

The following table summarizes the classification of the Company’s financial instruments under IAS 39 and IFRS 9:

	IAS 39 Classification	IFRS 9 Classification

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Short-term investments	Loans and receivables	Amortized cost
Accounts receivable excluding taxes receivable	Loans and receivables	Amortized cost
Marketable securities	Available-for-sale	FVTOCI
Derivatives	FVTPL	FVTPL

Financial liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Loans and borrowings	Amortized cost	Amortized cost
Convertible debentures	Amortized cost	Amortized cost
Contingent consideration payable	FVTPL	FVTPL
Derivative liability	FVTPL	FVTPL

IFRS 9 uses an expected credit loss (“ECL”) impairment model as opposed to an incurred credit loss model under IAS 39. The impairment model is applicable to financial assets measured at amortized cost where any expected future credit losses are provided for, irrespective of whether a loss event has occurred as at the reporting date (Note 3). The adoption of the new ECL impairment model had a negligible impact on the carrying amounts of financial assets recognized at amortized cost.

(h)	New Accounting Pronouncements

The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.

(i)	IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term greater than twelve months, unless the underlying asset’s value is insignificant. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. Lessors will continue to classify leases as operating or finance, with lessor accounting remaining substantially unchanged from the preceding guidance under IAS 17, Leases.

Management is currently executing its implementation plan and has completed the initial scoping phase to identify material lease contracts. However, the analysis of such contracts to quantify the transitional impact is still in progress. The most significant impact of IFRS 16 will be our initial recognition of the present value of unavoidable future lease payments as right-of-use assets under property, plant and equipment and the concurrent recognition of a lease liability on the consolidated statement of financial position. Majority of our property leases, which are currently treated as operating leases, are expected to be impacted by the new standard which will result in lower rent expense, higher depreciation expense and higher finance costs related to accretion and interest expense of the lease liability. IFRS 16 will also impact the presentation of the consolidated statement of cash flows by decreasing operating cash flows and increasing financing cash flows.

The standard will be effective for the Company for the fiscal year commencing July 1, 2019. The Company will be adopting the standard retrospectively by recognizing the cumulative impact of initial adoption in opening retained earnings (i.e. the difference between the right-of-use asset and the lease liability). The Company will measure the right-of-use asset at an amount equal to the lease liability on July 1, 2019, apply a single discount rate to leases with similar remaining lease terms for similar classes of underlying assets and will not separate non-lease components from lease components for certain classes of underlying assets. Consistent with the guidance, the Company will not apply this standard to short-term leases and leases for which the underlying asset is of low value.

(ii)	Definition of a Business

In October 2018, the IASB issued “Definition of a Business (Amendments to IFRS 3)”. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment provides an assessment framework to determine when a series of integrated activities is not a business. The amendments are effective for business combinations occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

(iii)	Uncertainty Over Income Tax Treatments (“IFRIC 23”)

IFRIC 23 provides guidance that adds to the requirements in IAS 12, Income Taxes by specifying how to reflect the effects of uncertainty in accounting for income taxes. IFRIC 23 requires an entity to determine whether uncertain tax positions are assessed separately or as a group; and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If no, the entity should reflect the effect of uncertainty in determining its accounting tax position. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively, or on a cumulative retrospective basis. The Company does not expect the application of IFRIC 23 will have a material impact on the Company’s consolidated financial statements.

Accounts Receivable

Accounting Policy

Accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date.

Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in the statement of comprehensive (loss) income. When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable and the financial asset is written off.

Marketable Securities

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at FVTPL or are designated at FVTOCI. The Company designates its marketable securities as financial assets measured at FVTOCI. This designation is made on an instrument-by-instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive (loss) income only and not through profit or loss upon disposition.

Derivatives

Accounting Policy

Derivatives are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment are expensed as incurred. Refer to Note 26 for significant judgments in determining the fair value of derivative financial instruments.

Investments in Associates and Joint Ventures

Accounting Policy

Associates are companies over which Aurora has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence represents the power to participate in the financial and operating policy decisions of the investee but does not represent the right to exercise control or joint control over those policies.

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity that is subject to joint control (i.e. when the strategic, financial and operating policy decisions relating to the activities of the joint venture require the unanimous consent of the parties sharing control).

Investments in associates and joint ventures are accounted for using the equity method and are initially recognized at cost, excluding financial assets that are not in-substance common shares and inclusive of transaction costs. When the Company holds marketable securities or derivative financial assets and subsequently obtains significant influence in that investee, the fair value of the financial instruments are reclassified to investments in associates at the deemed cost with the cumulative unrealized fair value gains or losses in other comprehensive (loss) income, if any, transferred to deficit.

The consolidated financial statements include the Company’s share of the investee’s income, expenses and equity movements. Where the Company transacts with its joint ventures or associates, unrealized profits or losses are eliminated to the extent of the Company’s interest in the joint venture or associate.

Investments in associates and joint ventures are assessed for indicators of impairment at each period end. An impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the equity-accounted investee operates or there is a significant or prolonged decline in the fair value of the investment below its carrying amount. An impairment loss is recorded when the recoverable amount is lower than the carrying amount. An impairment loss is reversed if the reversal is related to an event occurring after the impairment loss is recognized. Reversals of impairment losses are recognized in profit or loss and are limited to the original carrying amount under the equity method as if no impairment had been recognized for the asset in prior periods. The Company uses judgment in assessing whether impairment has occurred or a reversal is required as well as the amounts of such adjustments.

Biological Assets

Accounting Policy

The Company defines biological assets as cannabis plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The income approach calculates the present value of expected future cash flows from the Company’s biological assets using the following key Level 3 assumptions and inputs:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram
Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.
If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Average yield per plant	Represents the average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the average yield per plant was higher (lower), estimated fair value would increase (decrease).
Standard cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the standard cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).

Production costs are capitalized to biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.

Inventory

Accounting Policy

The Company defines inventory as all cannabis products after the point of harvest (“Cannabis Inventory”), hemp products, purchased finished goods for resale, consumable supplies and accessories. Cannabis Inventory includes harvested cannabis, cannabis oils and capsules.

Cannabis Inventory is transferred from biological assets at fair value less costs to sell at the point of harvest, which becomes the deemed cost. Any subsequent post-harvest costs are capitalized to Cannabis Inventory to the extent that the cost is less than net realizable value (“NRV”). NRV for work-in-process (“WIP”) and finished Cannabis Inventory is determined by deducting estimated remaining conversion/completion costs and selling costs from the estimated sale price achievable in the ordinary course of business. Conversion and selling costs are determined using average cost. In the period that Cannabis Inventory is sold, the fair value portion of the deemed cost is recorded within changes in fair value of inventory sold line, and the cash cost of such Cannabis Inventory, including direct and indirect costs, are recorded within the cost of sales line on the statement of comprehensive (loss) income.

Products for resale, consumable supplies and accessories are initially recognized at cost and subsequently valued at the lower of cost and NRV. The Company reviews these types of inventory for obsolescence, redundancy and slow turnover to ensure that they are written-down and reflected at NRV.

The Company uses judgment in determining the NRV of inventory. When assessing NRV, the Company considers the impact of price fluctuation, inventory spoilage and inventory damage.

Property, Plant and Equipment

Accounting Policy

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets (see below for more information). During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 years
Production equipment 2 - 4 years
Furniture and fixtures 5 years
Building and improvements 20 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually for relevancy and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

Property, plant and equipment leases are classified as finance leases if substantially all the risks and rewards of ownership are transferred to the Company. Property, plant and equipment leases are classified as operating leases whenever the lease terms of the lease do not transfer substantially all of the risks and rewards of ownership to the lessee. Property acquired under a finance lease is depreciated over the shorter of the period of expected use or the lease term. The corresponding lease liability is included under loans and borrowings on the statement of financial position.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive (loss) income.

Business Combinations

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net-identifiable assets acquired. Acquisition costs incurred are expensed to profit or loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Asset Acquisitions

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net-identifiable assets acquired. Acquisition costs incurred are expensed to profit or loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Non-Controlling Interests

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

Intangible Assets and Goodwill

Accounting Policy

Intangible assets

Intangible assets are recorded at cost less accumulated amortization and any impairment losses. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is calculated on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, over the following terms:

Customer relationships Health Canada licenses Other operating licenses Patents IP and Know-how ERP Software	2 - 8 years Useful life of the facility 8 - 18 years 10 years 5 - 10 years 5 years
The estimated useful lives, residual values and amortization methods are reviewed annually and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization.

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized as research and development expenses on the consolidated statement of comprehensive (loss) income as incurred. Capitalized deferred development costs are internally generated intangible assets.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the cash generating unit (“CGU”) or group of CGUs which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization.

Impairment of intangible assets and goodwill

Goodwill and intangible assets with an indefinite life or not yet available for use are tested for impairment annually, and whenever events or circumstances that make it more likely than not that an impairment may have occurred, such as a significant adverse change in the business climate or a decision to sell or dispose all or a portion of a reporting unit. Finite life intangible assets are tested whenever there is an indication of impairment.

Goodwill and indefinite life intangible assets are tested annually at June 30, 2019 for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Goodwill is allocated to CGUs or groups of CGU’s for impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. Goodwill is allocated to those CGUs or groups of CGUs expected to benefit from the business combination from which the goodwill arose, which requires the use of judgment.

An impairment loss is recognized for the amount by which the CGU’s carrying amount exceeds it recoverable amount. The recoverable amounts of the CGUs’ assets have been determined based on a fair value less costs of disposal. There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the CGU, given the necessity of making key economic assumptions about the future. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying value of assets in the CGU. Any impairment is recorded in profit and loss in the period in which the impairment is identified. A reversal of an asset impairment loss is allocated to the assets of the CGU on a pro rata basis. In allocating a reversal of an impairment loss, the carrying amount of an asset shall not be increased above the lower of its recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior period. Impairment losses on goodwill are not subsequently reversed.

Loans and Borrowings

Accounting Policy

Convertible debentures are financial instruments which are accounted for separately dependent on the nature of their components: a financial liability and an equity instrument. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. Where the conversion option has a variable conversion rate, the conversion option is recognized as a derivative liability measured at fair value through profit and loss. The residual amount is recognized as a financial liability and subsequently measured at amortized cost. The determination of the fair value is also an area of significant judgment given that it is subject to various inputs, assumptions and estimates including: contractual future cash flows, discount rates, credit spreads and volatility.

Transaction costs are apportioned to the debt liability and equity components in proportion to the allocation of proceeds.

Accounting Policy

Loans and borrowings are classified as other financial liabilities and are measured at fair value at initial recognition and subsequently at amortized cost. Transactions costs are deferred and amortized over the term of the liability.

Assets held under finance leases are initially recognized at the commencement of the lease as assets at the lower of the fair value of the leased property and the present value of the minimum lease payments (Note 10). The corresponding liability to the lessor is included on the statement of financial position under loans and borrowings.

Leases

Accounting Policy

Loans and borrowings are classified as other financial liabilities and are measured at fair value at initial recognition and subsequently at amortized cost. Transactions costs are deferred and amortized over the term of the liability.

Assets held under finance leases are initially recognized at the commencement of the lease as assets at the lower of the fair value of the leased property and the present value of the minimum lease payments (Note 10). The corresponding liability to the lessor is included on the statement of financial position under loans and borrowings.

Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Amounts recorded for forfeited or expired unexercised options are transferred to deficit in the year of forfeiture or expiry.

Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Amounts recorded for forfeited RSUs and DSUs are transferred to deficit in the year of forfeiture or expiry.

(Loss) Earnings Per Share

Accounting Policy

The Company calculates basic (loss) earnings per share by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is determined by adjusting profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, RSU, DSU, warrants and share options issued.

Income Taxes

Accounting Policy

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive (loss) income or equity.

Current tax assets and liabilities

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period. Current tax assets arise when the amount paid for taxes exceeds the amount due for the current and prior periods.

Deferred tax assets and liabilities

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted at the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Significant estimates are required in determining the Company’s provision for income taxes and uncertain tax positions. Some of these estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the Company’s future effective tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, results of tax audits by tax authorities, future levels of research and development spending, changes in estimates related to repatriation of undistributed earnings of foreign subsidiaries, and changes in overall levels of pre-tax earnings. The realization of the Company’s deferred tax assets is primarily dependent on whether the Company is able to generate sufficient capital gains and taxable income prior to expiration of any loss carry forward balance. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment with regard to management’s assessment of the long-range forecast of future taxable income and the evaluation of tax planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

Related Party Transactions

Accounting Policy

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties.

Revenue

Accounting Policy

The Company generates revenue primarily from the sale of cannabis, cannabis related products and provision of services. The Company uses the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1. Identify the contract with a customer;
2. Identify the performance obligation(s) in the contract;
3. Determine the transaction price;
4. Allocate the transaction price to the performance obligation(s) in the contract; and
5. Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenue from the sale of cannabis is generally recognized when control over the goods has been transferred to the customer. Payment for medical sales is typically due prior to shipment. Payment for wholesale transactions is due within a specified time period as permitted by the underlying agreement and the Company’s credit policy upon the transfer of goods to the customer. The Company generally satisfies its performance obligation and transfers control to the customer upon delivery and acceptance by the customer. Revenue is recorded at the estimated amount of consideration to which the Company expects to be entitled.

For bill-and-hold arrangements, revenue is recognized before delivery but only upon transfer of control of the good to the customer. Control is transferred to the customer when the substance of the bill-and-hold arrangement is substantive, the Company cannot sell the goods to another customer, the goods can be identified separately and are ready for physical transfer to the customer.

Service revenues, including patient referral and construction consulting services, are recognized over a period of time as performance obligations are completed. Payment of the transaction price for patient counselling is typically due prior to the services being rendered and therefore, the transaction price is recognized as a contract liability, or deferred revenue, when payment is received. Contract liabilities are subsequently recognized into revenue as or when the Company fulfills its performance obligation. Payment of the transaction price for design, engineering and construction consulting services are typically due upon completion of the performance-related milestone.

Effective October 17, 2018, Canada Revenue Agency (“CRA”) began levying an excise tax on the sale of medical and consumer cannabis products. The Company becomes liable for these excise duties when cannabis products are delivered to the customer. The excise taxes payable is the higher of (i) a flat-rate duty which is imposed when a cannabis product is packaged, and (ii) an advalorem duty that is imposed when a cannabis product is delivered to the customer. Effective May 1, 2019, excise tax calculated on edible cannabis products, cannabis extracts and cannabis topicals will prospectively be calculated as a flat rate based on the quantity of total tetrahydrocannabinol (THC) contained in the final product. There were no changes in the legislation in calculating excise taxes for fresh cannabis, dried cannabis, seeds and plants. Where the excise tax has been billed to customers, the Company has reflected the excise tax as part of revenue in accordance with IFRS 15. Net revenue from sale of goods, as presented on the consolidated statements of comprehensive (loss) income, represents revenue from the sale of goods less applicable excise taxes. Given that the excise tax payable/paid to CRA cannot be reclaimed and is not always billed to customers, the Company recognizes that the excise tax is an operating cost that affects gross margin to the extent that it is not recovered from its customers.

Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include revenues, gross profit and net (loss) income. The Company’s operating results are divided into two reportable segments plus corporate. The two reportable segments are (i) Cannabis; and (ii) Horizontally Integrated Businesses. The Company primarily operates in the Cannabis segment which includes support services such as patient counselling services, analytical testing services, and design, engineering and construction consulting services.

Fair Value of Financial Instruments

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Marketable securities	Closing market price of common shares as of the measurement date (Level 1)
Derivatives	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Contingent consideration payable	Discounted cash flow model (Level 3)
Derivative liability	Kynex valuation model (Level 2)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, short-term investments, accounts receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities	Carrying amount (approximates fair value due to short-term nature)
Convertible debentures, loans and borrowings	Carrying value at the effective interest rate which approximates fair value